Note 14 - Regulatory Capital (Tables)	6 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To be well capitalized
					under prompt
			For capital adequacy		corrective action
	Actual		purposes		provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2014:
Tangible	$36,209	10.64%	$5,105	>1.50%	$	N/A	N/A
Core (leverage)	36,209	10.64	13,613	>4.00		17,016	> 5.00%
Tier 1 risk-based	36,209	17.68	8,193	>4.00		12,290	> 6.00
Total risk-based	38,783	18.93	16,387	>8.00		20,483	>10.00

June 30, 2014:
Tangible	$35,862	10.39%	$5,179	>1.50%	$	N/A	N/A
Core (leverage)	35,862	10.39	13,812	>4.00		17,264	> 5.00%
Tier 1 risk-based	35,862	17.45	8,221	>4.00		12,331	> 6.00
Total risk-based	38,444	18.71	16,442	>8.00		20,552	>10.00

June 30, 2013:
Tangible	$34,651	9.93%	$5,234	>1.50%	$	N/A	N/A
Core (leverage)	34,651	9.93	13,958	>4.00		17,447	> 5.00%
Tier 1 risk-based	34,651	16.87	8,216	>4.00		12,324	> 6.00
Total risk-based	37,243	18.13	16,432	>8.00		20,539	>10.00